STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

September 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - 2.7%
Aptiv PLC	21,779	[a]	1,703,336
BorgWarner Inc.	18,564		582,910
Ford Motor Co.	313,099		3,506,709
General Motors Co.	115,392		3,702,929
Tesla Inc.	213,650	[a]	56,670,662
			66,166,546
Banks - 3.7%
Bank of America Corp.	562,480		16,986,896
Citigroup Inc.	156,603		6,525,647
Citizens Financial Group Inc.	39,459		1,355,811
Comerica Inc.	10,425		741,218
Fifth Third Bancorp	55,089		1,760,644
First Republic Bank	14,179		1,851,068
Huntington Bancshares Inc.	118,030		1,555,635
JPMorgan Chase & Co.	234,909		24,547,990
KeyCorp	75,990		1,217,360
M&T Bank Corp.	14,116		2,488,933
Regions Financial Corp.	74,933		1,503,905
Signature Bank	4,710		711,210
SVB Financial Group	4,723	[a]	1,585,889
The PNC Financial Services Group Inc.	33,113		4,947,744
Truist Financial Corp.	104,929		4,568,609
U.S. Bancorp	107,073		4,317,183
Wells Fargo & Co.	302,680		12,173,790
Zions Bancorp NA	12,083		614,541
			89,454,073
Capital Goods - 5.3%
3M Co.	43,997		4,861,668
A.O. Smith Corp.	10,282		499,500
Allegion PLC	7,290		653,767
AMETEK Inc.	18,565		2,105,457
Carrier Global Corp.	67,157		2,388,103
Caterpillar Inc.	42,460		6,966,837
Cummins Inc.	11,230		2,285,417
Deere & Co.	22,447		7,494,829
Dover Corp.	11,392		1,328,079
Eaton Corp.	31,542		4,206,441
Emerson Electric Co.	47,127		3,450,639
Fastenal Co.	46,163		2,125,345

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Capital Goods - 5.3% (continued)
Fortive Corp.	28,116		1,639,163
Fortune Brands Home & Security Inc.	10,778		578,671
Generac Holdings Inc.	5,026	[a]	895,332
General Dynamics Corp.	18,214		3,864,464
General Electric Co.	87,280		5,403,505
Honeywell International Inc.	54,028		9,021,055
Howmet Aerospace Inc.	30,024		928,642
Huntington Ingalls Industries Inc.	3,023		669,595
IDEX Corp.	5,733		1,145,740
Illinois Tool Works Inc.	22,701		4,100,936
Ingersoll Rand Inc.	32,289		1,396,822
Johnson Controls International PLC	56,152		2,763,801
L3Harris Technologies Inc.	15,599		3,241,940
Lockheed Martin Corp.	18,894		7,298,563
Masco Corp.	19,393		905,459
Nordson Corp.	4,312		915,308
Northrop Grumman Corp.	11,643		5,475,936
Otis Worldwide Corp.	34,161		2,179,472
PACCAR Inc.	27,872		2,332,608
Parker-Hannifin Corp.	10,388		2,517,116
Pentair PLC	12,887		523,599
Quanta Services Inc.	11,598		1,477,469
Raytheon Technologies Corp.	118,933		9,735,855
Rockwell Automation Inc.	9,326		2,006,116
Snap-on Inc.	4,241		853,925
Stanley Black & Decker Inc.	11,615		873,564
Textron Inc.	17,341		1,010,287
The Boeing Company	44,727	[a]	5,415,545
Trane Technologies PLC	18,187		2,633,659
TransDigm Group Inc.	4,207		2,207,918
United Rentals Inc.	5,765	[a]	1,557,242
W.W. Grainger Inc.	3,611		1,766,465
Westinghouse Air Brake Technologies Corp.	14,575		1,185,676
Xylem Inc.	14,933		1,304,547
			128,192,077
Commercial & Professional Services - .9%
Cintas Corp.	7,042		2,733,634
Copart Inc.	16,784	[a]	1,785,818
CoStar Group Inc.	31,291	[a]	2,179,418
Equifax Inc.	9,786		1,677,614
Jacobs Solutions Inc.	10,755		1,166,810
Leidos Holdings Inc.	10,845		948,612
Nielsen Holdings PLC	27,117		751,683

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Commercial & Professional Services - .9% (continued)
Republic Services Inc.	16,275		2,214,051
Robert Half International Inc.	9,117		697,451
Rollins Inc.	17,773		616,368
Verisk Analytics Inc.	12,715		2,168,289
Waste Management Inc.	30,592		4,901,144
			21,840,892
Consumer Durables & Apparel - .7%
D.R. Horton Inc.	26,174		1,762,819
Garmin Ltd.	12,052		967,896
Hasbro Inc.	10,469		705,820
Lennar Corp., Cl. A	19,374		1,444,332
Mohawk Industries Inc.	4,226	[a]	385,369
Newell Brands Inc.	29,134		404,671
NIKE Inc., Cl. B	101,572		8,442,665
NVR Inc.	254	[a]	1,012,718
PulteGroup Inc.	20,245		759,188
Ralph Lauren Corp.	4,228		359,084
Tapestry Inc.	21,671		616,107
VF Corp.	25,911		774,998
Whirlpool Corp.	4,903		660,973
			18,296,640
Consumer Services - 1.9%
Booking Holdings Inc.	3,188	[a]	5,238,553
Caesars Entertainment Inc.	17,488	[a]	564,163
Carnival Corp.	82,569	[a]	580,460
Chipotle Mexican Grill Inc.	2,263	[a]	3,400,746
Darden Restaurants Inc.	10,283		1,298,949
Domino's Pizza Inc.	2,901		899,890
Expedia Group Inc.	11,984	[a]	1,122,781
Hilton Worldwide Holdings Inc.	22,428		2,705,265
Las Vegas Sands Corp.	26,587	[a]	997,544
Marriott International Inc., Cl. A	21,926		3,072,710
McDonald's Corp.	58,794		13,566,128
MGM Resorts International	26,244		779,972
Norwegian Cruise Line Holdings Ltd.	29,372	[a,b]	333,666
Royal Caribbean Cruises Ltd.	17,751	[a,b]	672,763
Starbucks Corp.	91,666		7,723,777
Wynn Resorts Ltd.	8,257	[a,b]	520,439
Yum! Brands Inc.	23,048		2,450,924
			45,928,730
Diversified Financials - 5.1%
American Express Co.	48,281		6,513,590
Ameriprise Financial Inc.	8,929		2,249,662
Berkshire Hathaway Inc., Cl. B	144,620	[a]	38,616,432

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Diversified Financials - 5.1% (continued)
BlackRock Inc.	12,109		6,663,341
Capital One Financial Corp.	30,374		2,799,572
Cboe Global Markets Inc.	8,317		976,166
CME Group Inc.	28,511		5,050,153
Discover Financial Services	22,403		2,036,881
FactSet Research Systems Inc.	3,029		1,211,933
Franklin Resources Inc.	23,704		510,110
Intercontinental Exchange Inc.	44,658		4,034,850
Invesco Ltd.	35,556		487,117
MarketAxess Holdings Inc.	2,971		661,018
Moody's Corp.	12,637		3,072,181
Morgan Stanley	107,715		8,510,562
MSCI Inc.	6,473		2,730,247
Nasdaq Inc.	27,680		1,568,902
Northern Trust Corp.	16,506		1,412,253
Raymond James Financial Inc.	15,739		1,555,328
S&P Global Inc.	27,478		8,390,407
State Street Corp.	29,396		1,787,571
Synchrony Financial	39,328		1,108,656
T. Rowe Price Group Inc.	17,762		1,865,188
The Bank of New York Mellon Corp.	59,556		2,294,097
The Charles Schwab Corp.	122,593		8,810,759
The Goldman Sachs Group Inc.	27,211		7,974,184
			122,891,160
Energy - 4.6%
APA Corp.	27,113		926,993
Baker Hughes Co.	81,966		1,718,007
Chevron Corp.	144,514		20,762,326
ConocoPhillips	101,952		10,433,768
Coterra Energy Inc.	64,618		1,687,822
Devon Energy Corp.	52,202		3,138,906
Diamondback Energy Inc.	14,083		1,696,438
EOG Resources Inc.	47,027		5,254,327
EQT Corp.	26,577		1,083,013
Exxon Mobil Corp.	334,091		29,169,485
Halliburton Co.	70,594		1,738,024
Hess Corp.	22,160		2,415,218
Kinder Morgan Inc.	156,530		2,604,659
Marathon Oil Corp.	56,889		1,284,554
Marathon Petroleum Corp.	39,632		3,936,647
Occidental Petroleum Corp.	59,779	[b]	3,673,420
ONEOK Inc.	35,420		1,814,921
Phillips 66	38,252		3,087,701
Pioneer Natural Resources Co.	19,044		4,123,597

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Energy - 4.6% (continued)
Schlumberger NV	112,565		4,041,084
The Williams Companies	97,591		2,794,030
Valero Energy Corp.	32,220		3,442,707
			110,827,647
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	35,492		16,761,807
Sysco Corp.	41,172		2,911,272
The Kroger Company	52,262		2,286,463
Walgreens Boots Alliance Inc.	57,746		1,813,224
Walmart Inc.	113,765		14,755,320
			38,528,086
Food, Beverage & Tobacco - 3.7%
Altria Group Inc.	145,226		5,864,226
Archer-Daniels-Midland Co.	44,945		3,615,825
Brown-Forman Corp., Cl. B	14,327		953,748
Campbell Soup Co.	15,491		729,936
Conagra Brands Inc.	37,367		1,219,285
Constellation Brands Inc., Cl. A	13,057		2,998,932
General Mills Inc.	48,735		3,733,588
Hormel Foods Corp.	22,048		1,001,861
Kellogg Co.	21,103		1,470,035
Keurig Dr. Pepper Inc.	66,439		2,379,845
Lamb Weston Holdings Inc.	11,241		869,829
McCormick & Co.	19,667		1,401,667
Molson Coors Beverage Co., Cl. B	16,469		790,347
Mondelez International Inc., Cl. A	110,890		6,080,099
Monster Beverage Corp.	30,748	[a]	2,673,846
PepsiCo Inc.	110,386		18,021,618
Philip Morris International Inc.	124,005		10,293,655
The Coca-Cola Company	311,770		17,465,355
The Hershey Company	11,572		2,551,279
The J.M. Smucker Company	9,002		1,236,965
The Kraft Heinz Company	63,255		2,109,554
Tyson Foods Inc., Cl. A	23,437		1,545,201
			89,006,696
Health Care Equipment & Services - 6.3%
Abbott Laboratories	140,564		13,600,973
ABIOMED Inc.	3,536	[a]	868,654
Align Technology Inc.	5,758	[a]	1,192,539
AmerisourceBergen Corp.	12,396		1,677,551
Baxter International Inc.	40,223		2,166,411
Becton Dickinson & Co.	22,755		5,070,497
Boston Scientific Corp.	114,490	[a]	4,434,198
Cardinal Health Inc.	22,408		1,494,165

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Health Care Equipment & Services - 6.3% (continued)
Centene Corp.	45,931	[a]	3,573,891
Cigna Corp.	24,541		6,809,391
CVS Health Corp.	104,926		10,006,793
DaVita Inc.	4,579	[a]	379,004
Dentsply Sirona Inc.	17,927		508,230
DexCom Inc.	31,175	[a]	2,510,835
Edwards Lifesciences Corp.	49,465	[a]	4,087,293
Elevance Health Inc.	19,270		8,753,205
HCA Healthcare Inc.	17,252		3,170,745
Henry Schein Inc.	11,438	[a]	752,277
Hologic Inc.	19,950	[a]	1,287,174
Humana Inc.	10,137		4,918,371
IDEXX Laboratories Inc.	6,688	[a]	2,178,950
Intuitive Surgical Inc.	28,371	[a]	5,317,860
Laboratory Corp. of America Holdings	7,166		1,467,668
McKesson Corp.	11,665		3,964,584
Medtronic PLC	106,984		8,638,958
Molina Healthcare Inc.	4,654	[a]	1,535,075
Quest Diagnostics Inc.	9,613		1,179,419
ResMed Inc.	11,693		2,552,582
Steris PLC	7,922		1,317,270
Stryker Corp.	27,140		5,496,936
Teleflex Inc.	3,733		752,050
The Cooper Companies	4,058		1,070,906
UnitedHealth Group Inc.	74,890		37,822,446
Universal Health Services Inc., Cl. B	5,847		515,588
Zimmer Biomet Holdings Inc.	16,633		1,738,980
			152,811,469
Household & Personal Products - 1.6%
Church & Dwight Co.	18,960		1,354,502
Colgate-Palmolive Co.	66,807		4,693,192
Kimberly-Clark Corp.	27,059		3,045,220
The Clorox Company	9,690		1,244,099
The Estee Lauder Companies Inc., Cl. A	18,740		4,045,966
The Procter & Gamble Company	191,702		24,202,377
			38,585,356
Insurance - 2.2%
Aflac Inc.	46,408		2,608,130
American International Group Inc.	60,198		2,858,201
Aon PLC, Cl. A	17,118		4,585,399
Arthur J. Gallagher & Co.	17,273		2,957,483
Assurant Inc.	4,521		656,766
Brown & Brown Inc.	18,212		1,101,462
Chubb Ltd.	33,373		6,069,881

Description	Shares	Value ($)
Common Stocks - 99.7% (continued)
Insurance - 2.2% (continued)
Cincinnati Financial Corp.	12,600	1,128,582
Everest Re Group Ltd.	3,082	808,840
Globe Life Inc.	7,155	713,354
Lincoln National Corp.	12,612	553,793
Loews Corp.	15,607	777,853
Marsh & McLennan Cos.	40,133	5,991,456
MetLife Inc.	54,018	3,283,214
Principal Financial Group Inc.	18,415	1,328,642
Prudential Financial Inc.	30,047	2,577,432
The Allstate Corp.	21,532	2,681,380
The Hartford Financial Services Group Inc.	25,833	1,600,096
The Progressive Corp.	46,791	5,437,582
The Travelers Companies	19,445	2,978,974
W.R. Berkley Corp.	16,693	1,078,034
Willis Towers Watson PLC	8,936	1,795,600
		53,572,154
Materials - 2.5%
Air Products & Chemicals Inc.	17,509	4,074,870
Albemarle Corp.	9,296	2,458,234
Amcor PLC	119,541	1,282,675
Avery Dennison Corp.	6,526	1,061,780
Ball Corp.	26,045	1,258,494
Celanese Corp.	7,818	706,278
CF Industries Holdings Inc.	15,903	1,530,664
Corteva Inc.	56,918	3,252,864
Dow Inc.	56,696	2,490,655
DuPont de Nemours Inc.	40,915	2,062,116
Eastman Chemical Co.	10,280	730,394
Ecolab Inc.	19,860	2,868,181
FMC Corp.	10,043	1,061,545
Freeport-McMoRan Inc.	115,908	3,167,766
International Flavors & Fragrances Inc.	20,005	1,817,054
International Paper Co.	27,990	887,283
Linde PLC	39,952	10,770,660
LyondellBasell Industries NV, Cl. A	19,924	1,499,879
Martin Marietta Materials Inc.	4,946	1,593,057
Newmont Corp.	64,345	2,704,420
Nucor Corp.	20,849	2,230,635
Packaging Corp. of America	7,570	850,035
PPG Industries Inc.	19,077	2,111,633
Sealed Air Corp.	12,499	556,330
The Mosaic Company	28,714	1,387,748
The Sherwin-Williams Company	19,174	3,925,877

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Materials - 2.5% (continued)
Vulcan Materials Co.	10,285		1,622,047
WestRock Co.	20,824		643,253
			60,606,427
Media & Entertainment - 6.9%
Activision Blizzard Inc.	57,039		4,240,279
Alphabet Inc., Cl. A	480,436	[a]	45,953,703
Alphabet Inc., Cl. C	430,120	[a]	41,356,038
Charter Communications Inc., Cl. A	8,970	[a]	2,721,050
Comcast Corp., Cl. A	353,727		10,374,813
DISH Network Corp., Cl. A	20,137	[a]	278,495
Electronic Arts Inc.	21,141		2,446,225
Fox Corp., Cl. A	24,578		754,053
Fox Corp., Cl. B	10,742		306,147
Live Nation Entertainment Inc.	10,616	[a]	807,241
Match Group Inc.	22,439	[a]	1,071,462
Meta Platforms Inc., Cl. A	183,366	[a]	24,879,099
Netflix Inc.	35,826	[a]	8,434,873
News Corp., Cl. A	29,994		453,209
News Corporation, Cl. B	9,486		146,274
Omnicom Group Inc.	17,561		1,107,923
Paramount Global, Cl. B	40,445		770,073
Take-Two Interactive Software Inc.	12,858	[a]	1,401,522
The Interpublic Group of Companies	30,746		787,098
The Walt Disney Company	145,872	[a]	13,760,106
Twitter Inc.	54,052	[a]	2,369,640
Warner Bros Discovery Inc.	177,630	[a]	2,042,745
			166,462,068
Pharmaceuticals Biotechnology & Life Sciences - 8.7%
AbbVie Inc.	141,416		18,979,441
Agilent Technologies Inc.	23,781		2,890,581
Amgen Inc.	42,988		9,689,495
Biogen Inc.	11,575	[a]	3,090,525
Bio-Rad Laboratories Inc., Cl. A	1,685	[a]	702,881
Bio-Techne Corp.	2,971		843,764
Bristol-Myers Squibb Co.	171,128		12,165,490
Catalent Inc.	14,504	[a]	1,049,509
Charles River Laboratories International Inc.	3,972	[a]	781,690
Danaher Corp.	52,581		13,581,146
Eli Lilly & Co.	63,163		20,423,756
Gilead Sciences Inc.	99,703		6,150,678
Illumina Inc.	12,538	[a]	2,392,125
Incyte Corp.	14,583	[a]	971,811
IQVIA Holdings Inc.	15,061	[a]	2,728,150

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.7% (continued)
Johnson & Johnson	210,648		34,411,457
Merck & Co.	203,379		17,514,999
Mettler-Toledo International Inc.	1,797	[a]	1,948,164
Moderna Inc.	27,003	[a]	3,193,105
Organon & Co.	21,939		513,373
PerkinElmer Inc.	10,247		1,233,022
Pfizer Inc.	450,456		19,711,955
Regeneron Pharmaceuticals Inc.	8,652	[a]	5,960,103
Thermo Fisher Scientific Inc.	31,332		15,891,277
Vertex Pharmaceuticals Inc.	20,581	[a]	5,959,023
Viatris Inc.	95,071		810,005
Waters Corp.	4,964	[a]	1,337,947
West Pharmaceutical Services Inc.	5,937		1,460,977
Zoetis Inc.	37,607		5,576,742
			211,963,191
Real Estate - 2.8%
Alexandria Real Estate Equities Inc.	11,792	[c]	1,653,120
American Tower Corp.	37,177	[c]	7,981,902
AvalonBay Communities Inc.	11,213	[c]	2,065,322
Boston Properties Inc.	11,157	[c]	836,440
Camden Property Trust	8,095	[c]	966,948
CBRE Group Inc., Cl. A	26,081	[a]	1,760,728
Crown Castle International Corp.	34,625	[c]	5,005,044
Digital Realty Trust Inc.	22,745	[c]	2,255,849
Duke Realty Corp.	30,002	[c]	1,446,096
Equinix Inc.	7,277	[c]	4,139,449
Equity Residential	27,344	[c]	1,838,064
Essex Property Trust Inc.	4,999	[c]	1,210,908
Extra Space Storage Inc.	10,646	[c]	1,838,671
Federal Realty Investment Trust	5,688	[c]	512,603
Healthpeak Properties Inc.	44,332	[c]	1,016,089
Host Hotels & Resorts Inc.	55,663	[c]	883,928
Invitation Homes Inc.	45,697	[c]	1,543,188
Iron Mountain Inc.	24,005	[c]	1,055,500
Kimco Realty Corp.	51,486	[c]	947,857
Mid-America Apartment Communities Inc.	9,219	[c]	1,429,590
Prologis Inc.	59,326	[c]	6,027,522
Public Storage	12,748	[c]	3,732,742
Realty Income Corp.	50,721	[c]	2,951,962
Regency Centers Corp.	12,792	[c]	688,849
SBA Communications Corp.	8,538	[c]	2,430,342
Simon Property Group Inc.	26,469	[c]	2,375,593

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Real Estate - 2.8% (continued)
UDR Inc.	23,830	[c]	993,949
Ventas Inc.	32,855	[c]	1,319,785
VICI Properties Inc.	77,086	[b,c]	2,301,017
Vornado Realty Trust	13,729	[c]	317,964
Welltower Inc.	36,194	[c]	2,327,998
Weyerhaeuser Co.	59,542	[c]	1,700,520
			67,555,539
Retailing - 6.3%
Advance Auto Parts Inc.	5,010		783,263
Amazon.com Inc.	710,870	[a]	80,328,310
AutoZone Inc.	1,580	[a]	3,384,249
Bath & Body Works Inc.	18,129		591,005
Best Buy Co.	15,615		989,054
CarMax Inc.	12,830	[a,b]	847,037
Dollar General Corp.	18,217		4,369,530
Dollar Tree Inc.	16,851	[a]	2,293,421
eBay Inc.	44,104		1,623,468
Etsy Inc.	10,242	[a]	1,025,531
Genuine Parts Co.	11,788		1,760,184
LKQ Corp.	20,168		950,921
Lowe's Cos.	50,905		9,560,468
O'Reilly Automotive Inc.	5,024	[a]	3,533,630
Pool Corp.	3,085		981,678
Ross Stores Inc.	27,873		2,348,858
Target Corp.	36,820		5,463,720
The Home Depot Inc.	82,489		22,762,015
The TJX Companies	93,874		5,831,453
Tractor Supply Co.	9,093		1,690,207
Ulta Beauty Inc.	4,195	[a]	1,682,992
			152,800,994
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices Inc.	130,338	[a]	8,258,216
Analog Devices Inc.	41,864		5,833,330
Applied Materials Inc.	69,474		5,692,005
Broadcom Inc.	32,341		14,359,727
Enphase Energy Inc.	10,808	[a]	2,998,896
Intel Corp.	328,948		8,476,990
KLA Corp.	11,276		3,412,456
Lam Research Corp.	10,942		4,004,772
Microchip Technology Inc.	44,104		2,691,667
Micron Technology Inc.	88,591		4,438,409
Monolithic Power Systems Inc.	3,526		1,281,348
NVIDIA Corp.	200,198		24,302,035
NXP Semiconductors NV	21,360		3,150,814

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Semiconductors & Semiconductor Equipment - 4.8% (continued)
ON Semiconductor Corp.	34,028	[a]	2,120,965
Qorvo Inc.	8,736	[a]	693,726
Qualcomm Inc.	89,812		10,146,960
Skyworks Solutions Inc.	13,147		1,121,045
SolarEdge Technologies Inc.	4,441	[a]	1,027,914
Teradyne Inc.	13,110		985,217
Texas Instruments Inc.	73,672		11,402,952
			116,399,444
Software & Services - 12.9%
Accenture PLC, Cl. A	50,641		13,029,929
Adobe Inc.	37,587	[a]	10,343,942
Akamai Technologies Inc.	12,265	[a]	985,125
Ansys Inc.	6,853	[a]	1,519,310
Autodesk Inc.	17,376	[a]	3,245,837
Automatic Data Processing Inc.	33,463		7,568,996
Broadridge Financial Solutions Inc.	9,170		1,323,414
Cadence Design Systems Inc.	22,288	[a]	3,642,528
Ceridian HCM Holding Inc.	12,337	[a]	689,392
Citrix Systems Inc.	10,412	[a]	1,082,848
Cognizant Technology Solutions Corp., Cl. A	41,221		2,367,734
DXC Technology Co.	18,137	[a]	443,994
EPAM Systems Inc.	4,553	[a]	1,649,051
Fidelity National Information Services Inc.	48,399		3,657,512
Fiserv Inc.	51,210	[a]	4,791,720
FLEETCOR Technologies Inc.	6,186	[a]	1,089,788
Fortinet Inc.	52,501	[a]	2,579,374
Gartner Inc.	6,538	[a]	1,808,999
Global Payments Inc.	22,257		2,404,869
International Business Machines Corp.	71,841		8,535,429
Intuit Inc.	22,454		8,696,883
Jack Henry & Associates Inc.	6,082		1,108,566
Mastercard Inc., Cl. A	68,414		19,452,837
Microsoft Corp.	598,122		139,302,614
NortonLifeLock Inc.	45,437		915,101
Oracle Corp.	121,749		7,435,211
Paychex Inc.	25,768		2,891,427
Paycom Software Inc.	3,818	[a]	1,259,902
PayPal Holdings Inc.	93,192	[a]	8,021,035
PTC Inc.	8,071	[a]	844,227
Roper Technologies Inc.	8,489		3,052,984
Salesforce Inc.	79,790	[a]	11,476,994

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Software & Services - 12.9% (continued)
ServiceNow Inc.	16,220	[a]	6,124,834
Synopsys Inc.	12,249	[a]	3,742,192
Tyler Technologies Inc.	3,239	[a]	1,125,553
Verisign Inc.	7,729	[a]	1,342,527
Visa Inc., Cl. A	131,135	[b]	23,296,133
			312,848,811
Technology Hardware & Equipment - 8.6%
Amphenol Corp., Cl. A	48,169		3,225,396
Apple Inc.	1,210,962		167,354,948
Arista Networks Inc.	19,610	[a]	2,213,773
CDW Corp.	10,788		1,683,791
Cisco Systems Inc.	332,845		13,313,800
Corning Inc.	61,706		1,790,708
F5 Inc.	4,467	[a]	646,509
Hewlett Packard Enterprise Co.	107,586		1,288,880
HP Inc.	72,128		1,797,430
Juniper Networks Inc.	25,077		655,011
Keysight Technologies Inc.	14,800	[a]	2,328,928
Motorola Solutions Inc.	13,254		2,968,498
NetApp Inc.	18,421		1,139,339
Seagate Technology Holdings PLC	16,068		855,300
TE Connectivity Ltd.	25,819		2,849,385
Teledyne Technologies Inc.	3,678	[a]	1,241,215
Trimble Inc.	20,177	[a]	1,095,006
Western Digital Corp.	24,055	[a]	782,990
Zebra Technologies Corp., Cl. A	4,289	[a]	1,123,761
			208,354,668
Telecommunication Services - 1.2%
AT&T Inc.	569,251		8,732,311
Lumen Technologies Inc.	77,785		566,275
T-Mobile US Inc.	48,346	[a]	6,486,583
Verizon Communications Inc.	337,425		12,812,027
			28,597,196
Transportation - 1.6%
Alaska Air Group Inc.	9,460	[a]	370,359
American Airlines Group Inc.	50,541	[a]	608,514
C.H. Robinson Worldwide Inc.	9,713		935,459
CSX Corp.	171,971		4,581,307
Delta Air Lines Inc.	50,653	[a]	1,421,323
Expeditors International of Washington Inc.	13,475		1,189,977
FedEx Corp.	18,818		2,793,908
J.B. Hunt Transport Services Inc.	6,603		1,032,841
Norfolk Southern Corp.	18,731		3,926,954

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Transportation - 1.6% (continued)
Old Dominion Freight Line Inc.	7,265		1,807,314
Southwest Airlines Co.	47,153	[a]	1,454,199
Union Pacific Corp.	50,010		9,742,948
United Airlines Holdings Inc.	26,097	[a]	848,935
United Parcel Service Inc., Cl. B	58,431		9,438,944
			40,152,982
Utilities - 3.1%
Alliant Energy Corp.	19,540		1,035,425
Ameren Corp.	20,635		1,662,149
American Electric Power Co.	41,047		3,548,513
American Water Works Co.	14,571		1,896,561
Atmos Energy Corp.	10,886		1,108,739
CenterPoint Energy Inc.	50,553		1,424,584
CMS Energy Corp.	22,774		1,326,358
Consolidated Edison Inc.	28,480		2,442,445
Constellation Energy Corp.	26,251		2,183,821
Dominion Energy Inc.	66,837		4,619,105
DTE Energy Co.	16,051		1,846,668
Duke Energy Corp.	61,055		5,679,336
Edison International	30,689		1,736,384
Entergy Corp.	15,847		1,594,684
Evergy Inc.	17,936		1,065,398
Eversource Energy	27,380		2,134,545
Exelon Corp.	78,754		2,950,125
FirstEnergy Corp.	44,809		1,657,933
NextEra Energy Inc.	158,092		12,395,994
NiSource Inc.	30,619		771,293
NRG Energy Inc.	18,960		725,599
PG&E Corp.	119,094	[a]	1,488,675
Pinnacle West Capital Corp.	9,856		635,811
PPL Corp.	59,682		1,512,939
Public Service Enterprise Group Inc.	40,598		2,282,826
Sempra Energy	25,252		3,786,285
The AES Corp.	53,452		1,208,015
The Southern Company	85,325		5,802,100
WEC Energy Group Inc.	25,130		2,247,376
Xcel Energy Inc.	44,693		2,860,352
			75,630,038
Total Common Stocks (cost $721,821,829)			2,417,472,884

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $16,301,513)	3.03	16,301,513	[d]	16,301,513

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $169,960)	3.03	169,960	[d]	169,960
Total Investments (cost $738,293,302)		100.4%		2,433,944,357
Liabilities, Less Cash and Receivables		(.4%)		(9,945,068)
Net Assets		100.0%		2,423,999,289

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2022, the value of the fund’s securities on loan was $27,624,417 and the value of the collateral was $28,621,403, consisting of cash collateral of $169,960 and U.S. Government & Agency securities valued at $28,451,443. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Stock Index Fund, Inc.

September 30, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	101	12/16/2022	20,023,194	18,187,575	(1,835,619)
Gross Unrealized Depreciation				(1,835,619)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

September 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,417,472,884	-	-	2,417,472,884
Investment Companies	16,471,473	-	-	16,471,473
Liabilities ($)
Other Financial Instruments:
Futures††	(1,835,619)	-	-	(1,835,619)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2A-5.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded.

Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2022, accumulated net unrealized appreciation on investments was $1,695,651,055, consisting of $1,743,286,868 gross unrealized appreciation and $47,635,813 gross unrealized depreciation.

At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.